Other Assets	12 Months Ended
Jun. 30, 2025
Other Asset [Abstract]
Other Assets
12.	Other Assets

	2025 $’000	2024 $’000
Deposits	16,340	18,530
Prepayments	3,186	4,809
Total other assets	19,526	23,339
Comprising:
Current	8,575	23,339
Non-current	10,951	–

Deposits include cash deposits, term deposits held with financial institutions with a maturity of more than three months from reporting date, and funds held as security in favour of Ministère des Ressources naturelles et des Forêts (MRNF) for mine closure and rehabilitation of North American Lithium.